EATON VANCE ARIZONA MUNICIPAL INCOME FUND
Supplement to Summary Prospectus dated December 1, 2019

EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND
Supplement to Summary Prospectus dated December 1, 2019

EATON VANCE MINNESOTA MUNICIPAL INCOME FUND

Supplement to Summary Prospectus dated December 1, 2019

EATON VANCE ARIZONA MUNICIPAL INCOME FUND
EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND
EATON VANCE MINNESOTA MUNICIPAL INCOME FUND

EATON VANCE MUNICIPAL OPPORTUNITIES FUND

EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND

EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND
Supplement to Prospectus dated December 1, 2019

The following changes are effective December 31, 2019:

1.  The following replaces “Portfolio Manager.” under “Fund Summaries – Arizona Municipal Income Fund”:

Portfolio Managers

Craig R. Brandon, Vice President of BMR, has managed the Fund since September 2004.

Trevor Smith, Vice President of BMR, has managed the Fund since December 31, 2019.

2.  The following replaces “Portfolio Manager.” under “Fund Summaries – Connecticut Municipal Income Fund”:

Portfolio Managers

Cynthia J. Clemson, Vice President of BMR, has managed the Fund since March 2014.

Trevor Smith, Vice President of BMR, has managed the Fund since December 31, 2019.

3.  The following replaces “Portfolio Manager.” under “Fund Summaries – Minnesota Municipal Income Fund”:

Portfolio Managers

Craig R. Brandon, Vice President of BMR, has managed the Fund since September 2004.

Christopher J. Eustance, Vice President of BMR, has managed the Fund since December 31, 2019.

4.  The following replaces the sixth paragraph under “Management” in “Management and Organization”:

Craig R. Brandon (since September 2004) and Trevor Smith (since December 31, 2019) are the portfolio managers of the Arizona Fund. Cynthia J. Clemson (since March 2014) and Mr. Smith (since December 31, 2019) are the portfolio managers of the Connecticut Fund. Mr. Brandon (since September 2004) and Christopher J. Eustance (since December 31, 2019) are the portfolio managers of the Minnesota Fund. Adam A. Weigold is the portfolio manager of the Municipal Opportunities Fund (since May 2011), the New Jersey Fund (since February 2010) and the Pennsylvania Fund (since October 2007). Each portfolio manager is a Vice President of Eaton Vance and BMR, manages other Eaton Vance portfolios, and has been a member of the Eaton Vance municipals team for more than five years.

December 16, 2019	34031 12.16.19

EATON VANCE ARIZONA MUNICIPAL INCOME FUND
EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND
EATON VANCE MINNESOTA MUNICIPAL INCOME FUND

EATON VANCE MUNICIPAL OPPORTUNITIES FUND

EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND

EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND
Supplement to Statement of Additional Information dated December 1, 2019

Effective December 31, 2019, the following is added to the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Christopher J. Eustance(1)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Trevor Smith(1)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
(1)	As of October 31, 2019.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Arizona Fund
Trevor Smith(1)	None	$100,001-$500,000
Connecticut Fund
Trevor Smith(1)	None	$100,001-$500,000
Minnesota Fund
Christopher J. Eustance(1)	None	$100,001-$500,000
(1)	As of October 31, 2019.

December 16, 2019